Subsequent Events- Additional Information (Detail) - Sale of Stock, Name of Transaction [Domain] - USD ($)										1 Months Ended										6 Months Ended	12 Months Ended
	Aug. 13, 2015	Aug. 07, 2015	Jul. 09, 2015	Jul. 07, 2015	Apr. 06, 2015	Mar. 09, 2015	Feb. 09, 2015	Oct. 07, 2014	Aug. 13, 2014	Aug. 19, 2015	Jul. 27, 2015	Jan. 23, 2015	Sep. 24, 2014	Jul. 27, 2014	Jul. 23, 2014	Jun. 27, 2014	Jun. 16, 2014	Feb. 20, 2014	Mar. 26, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 21, 2015	May. 29, 2015	May. 27, 2015	Dec. 02, 2014	May. 08, 2014	May. 02, 2014	Dec. 18, 2013
Subsequent Event [Line Items]
Number of shares called by warrants																				35,299	9,500	20,125
Warrants Issued During Period, Number of Warrants																				526,250
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																		25,000		45,000	528,750	57,250
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price																		$ 6.40		$ 8.82	$ 8.17	$ 13.60
Stock Issued During Period, Shares, New Issues									27,500											505,250
Sale of Stock, Price Per Share																				$ 7.00
Stock Issued During Period, Value, New Issues																				$ 1,051,000	$ 2,605,000	$ 905,000
Stock Issued During Period, Shares, Issued for Services																				8,500
Stock Issued During Period, Value, Issued for Services								$ 2,420
Debt Instrument, Face Amount									$ 4,000,000												7,500
Class of Warrant or Right, Outstanding																								5,000
Received non-interest bearing advances from officer																					60,055
Repayments Short Term Advances																					$ 60,055
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 15.00
Debt Conversion, Original Debt, Amount																					$ 30,000
Advisory Services [Member] | Extension One [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock														12,500
Additional Monthly Fee For Services Rendered														$ 16,667
Advisory Services [Member] | Extension Two [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock														5,000
Additional Monthly Fee For Services Rendered														$ 15,000
Bermuda Lender [Member]
Subsequent Event [Line Items]
Number of shares called by warrants																									186,682
Stock Issued During Period, Shares, New Issues																			30,000
Stock Issued During Period, Value, New Issues																			$ 480,000
Debt Instrument, Face Amount																									$ 4,410,937
Debt Instrument, Interest Rate, Effective Percentage																			11.00%								15.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights																									$ 15.00
Bermuda Lender [Member] | Research and Development Arrangement [Member]
Subsequent Event [Line Items]
Debt Instrument Prepayments of Debt																					266,297
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest																					$ 105,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 15.00	$ 50.00
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase, Accrued Interest																					$ 90,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 10.00	$ 18.80
Consultant
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross													3,750				3,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price													$ 6.60				$ 7.80
Stock Issued During Period, Shares, Issued for Services															1,500
Stock Issued During Period, Value, Issued for Services																					$ 33,000
Director [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross					15,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price					$ 8.00
Warrant Issued To Purchase Common Stock																30,000
Exchangeable Notes Payable
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																										10.00%		12.00%	12.00%
Number of shares called by warrants																				17,700
Debt Instrument, Face Amount																				$ 315,000
Proceeds from Convertible Debt																				$ 75,000
Debt Instrument, Interest Rate, Effective Percentage																													100.00%
Debt Instrument, Increase, Accrued Interest																					$ 3,646
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 10.00
Debt Conversion, Original Debt, Amount																				$ 158,333
Debt Conversion, Converted Instrument, Shares Issued																				3,600
Debt Instrument, Convertible, Terms of Conversion Feature																				The convertible notes are convertible into shares of the Company's common stock during the five days prior to maturity and ending on the day immediately prior to maturity at a conversion price equal to the greater of (a) a range of 62% to 65% of the fair value of the Company's common stock or (b) $3.00 per share.
Exchangeable Notes Payable | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																				12.00%
Debt Instrument, Convertible, Conversion Price																				$ 5.16	$ 4.40
Exchangeable Notes Payable | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																				10.00%
Debt Instrument, Convertible, Conversion Price																				$ 4.44	$ 3.80
Subsequent Event
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																					12.00%
Warrants Issued During Period, Number of Warrants												5,000
Warrants Issued During Period, Exercise Price												$ 9.40
Sale of Stock, Price Per Share																					$ 5.00
Debt Instrument, Face Amount	$ 60,000																				$ 50,000
Proceeds from Convertible Debt																					$ 30,000
Debt Instrument, Convertible, Conversion Price																					$ 2.00
Class of Warrant or Right, Outstanding																				24,500
Debt Instrument Percentage For Fair Value																					55.00%
Debt Instrument, Increase, Accrued Interest																					$ 5,984
Sale of Stock, Number of Shares Issued in Transaction																					11,113
Received non-interest bearing advances from officer																					$ 60,055
Repayments Short Term Advances																					$ 60,055
Severance Payment						$ 125,000
Warrant Issued To Purchase Common Stock																					4,000
Investment Warrants, Exercise Price																					$ 15.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 10.00
Subsequent Event | Advisory Services [Member] | Extension One [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock	10,000
Investment Warrants, Exercise Price	$ 12.00
Additional Monthly Fee For Services Rendered	$ 15,000
Subsequent Event | Advisory Services [Member] | Extension Two [Member]
Subsequent Event [Line Items]
Warrant Issued To Purchase Common Stock	10,000
Investment Warrants, Exercise Price	$ 10.00
Subsequent Event | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross							25,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price							$ 9.20
Subsequent Event | In Process Research and Development [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Other Investing Activities																					$ 177,234
Subsequent Event | Japanese Pharmaceutical Company [Member]
Subsequent Event [Line Items]
Payments for (Proceeds from) Other Investing Activities																					$ 50,000
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Exercise Price																				8.75	$ 15.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																				50.00
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Exercise Price																				7.00	$ 8.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 11.60
Subsequent Event | Consultant | Immediately Vesting [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																				201,750
Subsequent Event | Consultant | Vesting Over Two Years [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																				317,000
Subsequent Event | Consultant | Vesting Over Three Months [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross																				7,500
Subsequent Event | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual Salary						$ 400,000
Description for annual bonus of each year						The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary
Description for Chief Executive Officer receive severance amount one						the CEO would be entitled to receive severance in an amount equal to one time his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus).
Description for Chief Executive Officer receive severance amount two						the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus).
Subsequent Event | Chief Executive Officer [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																				2,000,000
Stock Issued During Period, Shares, Issued for Services																				2,000,000
Subsequent Event | Chief Executive Officer [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																				1,000,000
Stock Issued During Period, Shares, Issued for Services																				1,000,000
Subsequent Event | Director [Member] | Maximum [Member]
Subsequent Event [Line Items]
Received non-interest bearing advances from officer																				$ 126,490
Subsequent Event | Director [Member] | Minimum [Member]
Subsequent Event [Line Items]
Received non-interest bearing advances from officer																				$ 67,990
Subsequent Event | Exchangeable Notes Payable
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 100,000	$ 30,000
Proceeds from Convertible Debt	$ 50,000
Debt Instrument, Interest Rate, Effective Percentage	1.00%		10.00%
Debt Instrument, Convertible, Conversion Price				$ 4.89
Debt Conversion Original Debt Accrued Interest Amount				$ 1,736
Debt Conversion, Original Debt, Amount				$ 30,000
Debt Conversion, Converted Instrument, Shares Issued				6,490
Debt Instrument, Convertible, Terms of Conversion Feature	The convertible note is payable as follows: (i) $20,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the August Note First Maturity Date), (ii) $20,000 of principal and the respective accrued interest on such principal is payable two weeks following the August Note First Maturity Date, and (iii) $20,000 of principal and the respective accrued interest on such principal is payable one month following the August Note First Maturity Date. Each $20,000 of principal and the respective accrued interest on such principal is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Companys stock or (b) $3.00 per share.	This note and the accrued interest are convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Companys stock or $3.00 per share	The convertible note is payable as follows: (i) $25,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the July Note First Maturity Date), (ii) $25,000 of principal and the respective accrued interest on such principal is payable two weeks following the July Note First Maturity Date, (iii) $25,000 of principal and the respective accrued interest on such principal is payable four weeks following the July Note First Maturity Date and (iv) $25,000 of principal and the respective accrued interest on such principal is payable six weeks following the July Note First Maturity Date. Each $25,000 of principal and the respective accrued interest on such principal is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Companys stock or (b) $3.00 per share.							This note and the accrued interest are convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Companys stock or $3.00 per share	This note and the accrued interest is convertible into shares of the Companys common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Companys stock or $3.00 per share
Subsequent Event | Six Months Note Payable
Subsequent Event [Line Items]
Number of shares called by warrants		50,000								1,885
Debt Instrument, Face Amount										$ 50,000	$ 50,000
Debt Instrument, Interest Rate, Effective Percentage										10.00%	10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10								$ 10.00
Subsequent Event | Two Month Notes Payable
Subsequent Event [Line Items]
Debt Instrument, Face Amount																							$ 84,018
Accounts Payable, Interest-bearing																							$ 70,015
Subsequent Event | Investor
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																				47,383
Stock Issued During Period, Value, New Issues																				$ 310,000
Subsequent Event | Investor | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																				$ 7.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																				15.00
Subsequent Event | Investor | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																				6.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 10.00
Subsequent Event | Investors [Member]
Subsequent Event [Line Items]
Warrants Issued During Period, Number of Warrants																					42,542
Stock Issued During Period, Shares, New Issues																					135,167
Stock Issued During Period, Value, New Issues																					$ 801,000
Subsequent Event | Investors [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																					$ 9.20
Subsequent Event | Investors [Member] | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																					$ 5.00
Subsequent Event | Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																					13,515
Stock Issued During Period, Value, Issued for Services																					$ 73,528
Subsequent Event | Consultants [Member] | Immediately Vesting [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross												625
Subsequent Event | Consultants [Member] | Vesting Over One Year [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross												625
Subsequent Event | Consultants [Member] | Vesting Over Three Months [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross												3,750
Subsequent Event | Lenders [Member] | Exchangeable Notes Payable
Subsequent Event [Line Items]
Number of shares called by warrants			3,300
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 10.00
Subsequent Event | Lenders [Member] | Six Months Note Payable
Subsequent Event [Line Items]
Number of shares called by warrants		1,500									1,500
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00									$ 10.00